Cover	Nov. 10, 2022
Cover [Abstract]
Entity Registrant Name	Crexendo, Inc.
Entity Central Index Key	0001075736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 10, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0591719
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-32277
Entity Address Address Line 1	1615 South 52nd Street
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
City Area Code	602
Local Phone Number	714-8500
Entity Address Postal Zip Code	85281